RIGHT OF USE ASSETS (Tables)	9 Months Ended
Sep. 30, 2025
SCHEDULE OF RIGHT OF USE ASSETS

	Buildings	Land	Total

Balance at December 31, 2023	$515,071	$206,616	$721,687
Depreciation	(142,727)	(214,114)	(356,841)
Foreign exchange translation	-	7,498	7,498
Balance at December 31, 2024	$372,344	$-	$372,344
Depreciation	(107,046)	-	(107,046)
Balance at September 30, 2025	$265,298	$-	$265,298